Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Income:
Interest income	₩ 87,245	₩ 70,055	₩ 58,472
Gain on sale of accounts receivable – other	0	0	1,043
Dividends	35,818	43,014	2,552
Gain on foreign currency transactions	32,260	19,065	21,283
Gain on foreign currency translations	9,344	1,199	2,095
Gain relating to financial instruments at FVTPL	190,368	115,043	94,393
Finance income	355,035	248,376	179,838
Finance Costs:
Interest expense	403,129	389,813	328,307
Loss on sale of accounts receivable – other	35,317	65,027	61,841
Loss on foreign currency transactions	30,892	21,693	19,485
Loss on foreign currency translations	3,575	1,227	3,814
Loss relating to financial instruments at FVTPL	133,006	49,641	41,597
Loss on disposal of investment assets	0	0	1,283
Finance costs	605,919	527,401	456,327
Parent Company [Member]
Finance Income:
Gain on foreign currency translations	9,344	1,199	2,095
Finance income	355,035	248,376	179,838
Finance Costs:
Interest expense	403,129	389,813	328,307
Loss on foreign currency translations	3,575	1,227	3,814
Finance costs	₩ 605,919	₩ 527,401	₩ 456,327